Components of Operating Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease cost	$ 90,742	$ 82,543	$ 74,755
Short-term lease cost	9,598	6,317	9,427
Variable lease cost	1,868	942	707
Sublease income	(332)	(228)	(226)
Total operating lease cost	$ 101,876	$ 89,574	$ 84,663